Property, Plant and Equipment - Summary of Assets Used by the Company (Detail) $ in Millions, $ in Millions	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Disclosure Of Property Plant And Equipment [Line Items]
Assets used by the Company	$ 288,165	$ 9,186	$ 289,840
Assets Subject to Operating Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Assets used by the Company	5,672		5,125	$ 7,253
Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Assets used by the Company	$ 282,493		$ 284,715	$ 285,085